Expense Example - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2010 Fund - Fidelity Flex Freedom Blend 2010 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none